Horizon Kinetics Inflation Beneficiaries ETF
Schedule of Investments
March 31, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS — 96.5%
Aerospace & Defense — 2.4%
CACI International, Inc. - Class A (b)	12,675	$3,126,415

Agriculture Operations - 5.1%
Archer-Daniels-Midland Co.	92,820	5,290,740
Wilmar International Ltd. (a)	373,047	1,504,849
		6,795,589
Data Processing, Hosting & Related Services — 2.4%
Verisk Analytics, Inc.	18,135	3,204,273

Fertilizer — 1.9%
Nutrien Ltd. (a)	46,995	2,532,560

Insurance Brokers — 3.0%
Marsh & McLennan Cos., Inc.	32,175	3,918,915

Investment Management & Advisory Services — 1.7%
Cohen & Steers, Inc.	33,345	2,178,429

Medical Labs & Testing Services — 5.1%
Charles River Laboratories International, Inc. (b)	23,010	6,668,988

Medical, Biomedical & Genetics — 1.6%
Royalty Pharma PLC - Class A (a)	49,335	2,151,993

Metal, Diversified — 1.0%
Altius Minerals Corp. (a)	106,679	1,274,020

Metal, Iron — 3.8%
Mesabi Trust	129,285	3,888,893
Deterra Royalties Ltd. (a)	347,297	1,036,913
		4,925,806
Oil Company, Exploration & Production - 21.0%
Brigham Minerals, Inc. - Class A	286,260	4,190,847
Dorchester Minerals LP	101,985	1,393,115
Freehold Royalties Ltd. (a)	244,932	1,412,863
PrairieSky Royalty Ltd. (a)	674,119	7,267,623
Texas Pacific Land Corp.	6,010	9,552,474
Viper Energy Partners LP	264,030	3,844,277
		27,661,199
Other Exchanges — 23.9%
ASX Ltd. (a)	108,235	5,857,158
CME Group, Inc.	12,090	2,469,141
Deutsche Boerse AG (a)	37,060	6,171,948
Euronext NV (a)(d)	26,729	2,698,503
Intercontinental Exchange, Inc.	52,455	5,858,174
Japan Exchange Group, Inc. (a)	65,584	1,540,185
Singapore Exchange Ltd. (a)	494,926	3,672,531
TMX Group Ltd. (a)	30,826	3,202,902
		31,470,542
Precious Metals — 12.3%
Franco-Nevada Corp. (a)	46,215	5,790,277
Osisko Gold Royalties Ltd. (a)	275,730	3,038,545
Sandstorm Gold Ltd. (a)(b)	331,110	2,251,548
Wheaton Precious Metals Corp. (a)	134,160	5,126,254
		16,206,624
Private Equity — 3.2%
Brookfield Asset Management, Inc. - Class A (a)	93,795	4,173,877

Real Estate Management & Services — 3.0%
CBRE Group, Inc. - Class A (b)	49,530	3,918,318

Real Estate Operators & Developers — 1.8%
The St. Joe Co.	54,600	2,342,340

Timber — 3.3%
West Fraser Timber Co. Ltd. (a)	60,844	4,383,202
TOTAL COMMON STOCKS (Cost $123,053,673)		126,933,090

REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.0%
Timber — 3.0%
Weyerhaeuser Co.	108,615	3,866,694
TOTAL REITs (Cost $3,737,414)		3,866,694

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
U.S. Bank Money Market Deposit Account, 0.04% (c)	635,234	635,234
TOTAL SHORT-TERM INVESTMENTS (Cost $635,234)		635,234

TOTAL INVESTMENTS — 100.0% (Cost $127,426,321)		131,435,018
Other assets and liabilities, net — 0.0%		42,753
NET ASSETS — 100.0%		$131,477,771

PLC	Public Limited Company
(a)	Foreign issued security, or represents a foreign issued security.
(b)	Non-income producing security.
(c)	The rate shown is the effective yield as of March 31, 2021.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Percentages are stated as a percent of net assets.

	COUNTRY	Percentage of Net Assets
	United States	50.5%
	Canada	30.8%
	Australia	5.2%
	Denmark	4.7%
	Singapore	3.9%
	Netherlands	2.1%
	Britain	1.6%
	Japan	1.2%
	TOTAL INVESTMENTS	100.0%
	Other assets and liabilities, net	0.0%
	NET ASSETS	100.0%

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$126,933,090	$-	$-	$126,933,090
REITs*	3,866,694	-	-	3,866,694
Money Market Funds	635,234	-	-	635,234
Total Investments in Securities	$131,435,018	$-	$-	$131,435,018

* See the Schedule of Investments for industry classifications.